Recoverable Taxes - Summary of Recoverable Taxes (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Subclassifications Of Assets Liabilities And Equities [Line Items]
Recoverable taxes	R$ 243,320	R$ 183,350
Recoverable taxes, Current	243,320	183,350
Recoverable taxes, Non-current
Prepayments of Income Taxes (IRPJ and CSLL) [Member]
Subclassifications Of Assets Liabilities And Equities [Line Items]
Recoverable taxes	225,465	182,021
Contributions Over Revenue (PIS) and (COFINS) [Member]
Subclassifications Of Assets Liabilities And Equities [Line Items]
Recoverable taxes	16,859	533
Taxes on Services (ISS) [Member]
Subclassifications Of Assets Liabilities And Equities [Line Items]
Recoverable taxes	846	698
Value Added Taxes [Member]
Subclassifications Of Assets Liabilities And Equities [Line Items]
Recoverable taxes	R$ 150	R$ 98